FAIR VALUE (Details 3) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Carrying Amount
Assets :
Short-term investments in debt and equity securities	¥ 95,237	¥ 115,900
Long-term investments in debt and equity securities	1,051,638	738,212
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	16,263	11,687
Total	1,163,138	865,799
Liabilities :
Long-term debt (including due within one year)	27,322	31,826
Total	27,322	31,826
Fair Value
Assets :
Short-term investments in debt and equity securities	95,281	115,974
Long-term investments in debt and equity securities	1,051,547	738,214
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	16,263	11,687
Total	1,163,091	865,875
Liabilities :
Long-term debt (including due within one year)	27,322	31,834
Total	¥ 27,322	¥ 31,834